Litigation	12 Months Ended
Dec. 31, 2022
Litigation
Litigation

Note 18    Litigation

This note presents all of the significant disputes in which the Group is involved with the exception of litigation relating to disputes between Orange and the tax or social security administrations over tax, income taxes or social security contributions. These disputes are described, respectively, in Notes 6.2 and 10.3, as appropriate.

At December 31, 2022, the provisions for risks recorded by the Group for all its disputes (except those presented in Notes 6.2 and 10.3) amount to 387 million euros (versus 405 million euros at December 31, 2021 and 525 million euros at December 31, 2020). Orange believes that any disclosure of the amount of provisions on a case-by-case basis for ongoing disputes could seriously harm the Group’s position. The balance and overall movements in provisions are presented in Note 5.2.

France

Mobile services

–  After Orange was found guilty by the French Competition Authority in December 2009 for having engaged in anti-competitive practices on the mobile and fixed-to-mobile markets in the French Caribbean and in French Guiana, Digicel and Outremer Telecom brought actions for damages before the Commercial Court of Paris. The dispute with Outremer Telecom was closed following the judgment handed down in May 2017 by the Paris Court of Appeal, which set the amount of the fine to be paid to Outremer Telecom at 3 million euros, noting, inter alia, that the damages should be discounted at the statutory rate of interest.

–  In December 2017, the Commercial Court of Paris ordered Orange to pay Digicel the sum of 180 million euros (to discount from March 2009 until the date of payment at a higher rate of interest than the statutory rate ordered by the Paris Court of Appeal in the Outremer Telecom dispute), i.e. a total of 346 million euros. In June 2020, the Paris Court of Appeal reversed the discounting method applied to the damages set forth in the judgment rendered by the Commercial Court of Paris in December 2017 and ordered Orange to pay Digicel the sum of 249 million euros. Following this judgment, Orange was refunded 97 million euros and filed an appeal with the French Supreme Court. The proceedings are ongoing.

Fixed services

–  Following the final decision of the French Competition Authority to fine Orange 350 million euros for having implemented four anti-competitive practices in the “enterprise” market segment on December 17, 2015, several players (including Céleste and Adista) filed actions for damages against Orange. Céleste withdrew its claim for damages before the Commercial Court of Paris, which duly noted this withdrawal on June 29, 2022. This dispute is now closed. Only the investigation of Adista against Orange is ongoing.

–  In their dispute over the reimbursement of overpayments for interconnection services provided by Orange, Orange and Verizon have entered into a memorandum of understanding that, among other things, ends this dispute. Verizon withdrew its claim before the Paris Court of Appeal on April 8, 2022. This dispute is now closed.

–  In the dispute between Orange and SFR over fixed telephony retail offers for second homes, in September 2021 the Court of Appeal ordered SFR to return the sums awarded to it (i.e. 53 million euros). SFR has filed another appeal with the French Supreme Court. The proceedings are ongoing.

–  On April 16, 2021, Bouygues Telecom brought an action against Orange before the Paris Judicial Court concerning the quality of service of its wholesale offers for an amount of 78 million euros for alleged losses, since revalued at 81 million euros. Orange considers these claims to be unfounded

Other proceedings in France

–  In June 2018, Iliad brought summary proceedings against Orange before the presiding judge of the Paris Commercial Court, aiming to ban some of its mobile telephony offers proposing mobile handsets at attractive prices accompanied by a subscription package, on the grounds that they constituted consumer credit offers. The case is currently being investigated by the judges deciding on the merits of the case, and Iliad claims amount to 790 million euros, what Orange disputes. On 9 February 2023, the Paris Commercial Court has handed down a ruling that orders Bouygues Telecom to pay Free Mobile damages in a proceeding relating to mobile telephony offers so-called “subsidized offers”. With respect to its own offers, Orange considers that the particularities of its file and the arguments put forward and other elements relating to the follow-up of the legal procedure are likely to lead to a different assessment by the Court.

–  Orange Bank is involved in a historical dispute in which the plaintiffs are claiming a total of approximately 310 million euros for the financial loss they claim to have suffered. As the Group believes these claims to be without merit and is strenuously challenging them, it has not recognized any financial liability.

–  In August 2020, ASSIA brought an action against Orange SA before the Paris Judicial Court for the alleged infringement of two patents relating to dynamic xDSL line management. ASSIA is seeking an advance payment of damages of 500 million euros as compensation for its financial loss, which it estimates at 1,418 million euros. Orange SA considers its claims to be unfounded and is challenging them. The proceedings are currently being examined by the judges deciding on the merits of the case.

–  The Evaluation and Compensation Committee, set up during the France Télécom “social crisis” trial, has completed its analysis and processing of the claims received. It assigned the review of certain claims considered to be outside its remit to Group experts assisted by two members of the Evaluation and Compensation Committee.

United Kingdom

–  In December 2018, the directors of former UK retailer Phones 4U, (which is in administration and no longer trading), filed a complaint against the three main UK mobile network operators, including EE, and their parent companies, including Orange. The Phones 4U claim (for an unquantified amount) is currently being challenged in the UK courts. Orange vigorously challenges the allegations raised by Phones 4U which include collusion between the various operators.

Poland

–  In 2015, the Polish operator P4 filed two compensation claims for a total of 630 million zlotys (135 million euros) jointly against three operators (including Orange Polska and Polkomtel), seeking compensation for the loss it claimed to have suffered as a result of the retail rates that these three operators charge for calls to P4’s network.

Regarding the first compensation claim of P4’s opponents for 316 million zlotys (68 million euros), in January 2022 the Polish Supreme Court dismissed Polkomtel’s appeal against the Court of Appeal’s decision which had reversed the judgment of the court dismissing P4’s claim. The proceedings are ongoing.

Regarding the second compensation claim by P4 for 314 million zlotys (67 million euros), it has been suspended pending the settlement of the first claim.

Romania

–  In the dispute between Orange Romania and the Romanian Competition Council for discriminatory practices in the mobile payment and advertising markets for the amount of 65 million lei (13 million euros), the Competition Council has appealed to the Supreme Court after the Court of Appeal reversed its decision on June 24, 2021. The first hearing is scheduled for June 21, 2023.

Africa & Middle-East

–  A number of shareholder disputes are ongoing between the joint venture comprising Agility and Orange, on the one hand, and its Iraqi co-shareholder in the capital of the Iraqi operator, Korek Telecom, on the other. These disputes, which concern various breaches of contractual documents, are the subject of pre-litigation proceedings and arbitral and judicial proceedings in various countries. In addition, on March 19, 2019, following an administrative decree adopted by the Iraqi Ministry of Trade and Industry, the General Management of the companies in Erbil (Iraqi Kurdistan) implemented the 2014 decision of the Iraqi regulatory authority (CMC) to cancel the partnership dated March 2011 between the operator Korek Telecom, Agility and Orange and to restore the shareholding structure of Korek Telecom as it existed before Orange and Agility had acquired a stake. As a result, the registration of Korek Telecom shares in the name of the original shareholders was imposed without any compensation or reimbursement of the amounts invested. Orange thus considers that it was thus unlawfully expropriated of its investment and, on March 24, 2019, sent a notice of dispute to the Republic of Iraq based on the Bilateral lnvestment Treaty between France and Iraq. In the absence of an amicable settlement with the Iraqi State, Orange submitted a request for arbitration with the International Center for the Settlement of Investment Disputes (ICSID) on October 2, 2020.

–  In Jordan, the telecommunication operator, Zain, brought legal action against Jordan Telecommunications Company (Orange Jordan) for failure to open geographical numbers allocated by the Jordanian regulator in application of the interconnection agreement entered into by Zain and Orange Jordan, pursuant to which Zain considers that it has suffered an estimated loss of 250 million Jordanian dinars (329 million euros). In September 2021, the Amman Court of First Instance (judiciary order) ordered a legal expert report to establish whether the amount of the late payment interest requested by Zain had been calculated in accordance with the rules detailed in the interconnection agreement and whether the arbitration clause in the agreement was applicable. In June 2021, the Jordanian Supreme Court ruled on the petition by Orange Jordan for the judiciary courts to decline jurisdiction, considering that the arbitration clause applied to the lawsuit. In November 2021, this ruling was confirmed by the Court of Appeal which rejected Zain’s petition. Zain has filed another appeal with the Supreme Court. The proceedings are ongoing.

–  In the dispute between Orange Mali and Remacotem (unlawful billing of calls diverted to voicemail), in November 2021 the Bamako Court of Appeal ordered Orange Mali and the Mali telecoms company (Sotelma-Malitel SA) to pay Remacotem the sum of 176 million euros. Following this judgment, Remacotem carried out several seizures of receivables, which were challenged by Orange Mali before the court responsible for enforcement. In May 2022, the Bamako Court of Appeal confirmed the annulment of these seizures and granted the operators a six-month grace period which expired on November 7, 2022. In the intervening period, since the seizures of the receivables had been deemed inadmissible, in August 2022 Remacotem obtained preventive attachments, which Orange Mali again challenged. On November 7, 2022, the Court of First Instance of Bamako granted Orange Mali and Sotelma-Malitel SA an additional four-month grace period. In parallel, proceedings are ongoing before the Supreme Court.

In order to provide its telecommunication services, the Group sometimes uses the fixed assets of other parties. The terms of use of these assets are not always formalized. The Group is sometimes subject to claims and might be subject to future claims in this respect, which could result in a cash outflow in the future. The amount of the potential obligations or future commitments cannot be measured with sufficient reliability due to the legal complexities involved.

Other than proceedings that may be initiated in respect of disputes between Orange and the tax or social security authorities over tax, income taxes and social security contributions (see Notes 6.2 and 10.3), there are no other administrative, legal or arbitration proceedings, including any proceedings that are pending, suspended or threatened, of which Orange is aware, which may have or have had in the last 12 months a material impact on the Company’s and/or Group’s financial position or profitability.